UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2014

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments:

Putnam Strategic Volatility Equity Fund

The fund's portfolio
4/30/14 (Unaudited)

COMMON STOCKS (95.9%)(a)
		Shares	Value

Aerospace and defense (2.0%)

Boeing Co. (The)		234	$30,191

General Dynamics Corp.		512	56,038

L-3 Communications Holdings, Inc.		187	21,574

			107,803
Air freight and logistics (1.3%)

United Parcel Service, Inc. Class B		728	71,708

			71,708
Airlines (1.1%)

Alaska Air Group, Inc.		174	16,370

Copa Holdings SA Class A (Panama)		74	10,011

Southwest Airlines Co.		1,377	33,282

			59,663
Banks (3.2%)

BankUnited, Inc.		670	22,103

JPMorgan Chase & Co.		1,060	59,339

M&T Bank Corp.		432	52,708

Signature Bank(NON)		266	31,606

Wells Fargo & Co.		165	8,191

			173,947
Beverages (2.8%)

Dr. Pepper Snapple Group, Inc.		884	48,991

PepsiCo, Inc.		1,172	100,663

			149,654
Chemicals (3.6%)

Albemarle Corp.		381	25,542

International Flavors & Fragrances, Inc.		380	37,438

PPG Industries, Inc.		336	65,056

Scotts Miracle-Gro Co. (The) Class A		199	12,181

Sigma-Aldrich Corp.		560	53,878

			194,095
Commercial services and supplies (1.3%)

Cintas Corp.		253	14,909

Stericycle, Inc.(NON)		174	20,261

Waste Management, Inc.		832	36,982

			72,152
Diversified financial services (1.5%)

Berkshire Hathaway, Inc. Class B(NON)		636	81,949

			81,949
Diversified telecommunication services (1.7%)

Verizon Communications, Inc.		1,939	90,609

			90,609
Electric utilities (2.1%)

ITC Holdings Corp.		266	9,834

PPL Corp.		1,056	35,207

Southern Co. (The)		1,446	66,270

			111,311
Energy equipment and services (0.1%)

Dril-Quip, Inc.(NON)		60	6,787

			6,787
Food products (1.4%)

General Mills, Inc.		535	28,366

Hershey Co. (The)		523	50,334

			78,700
Health-care equipment and supplies (0.6%)

C.R. Bard, Inc.		135	18,540

Stryker Corp.		213	16,561

			35,101
Health-care providers and services (2.5%)

Cardinal Health, Inc.		426	29,611

Henry Schein, Inc.(NON)		158	18,048

Laboratory Corp. of America Holdings(NON)		176	17,371

McKesson Corp.		241	40,775

Mednax, Inc.(NON)		270	15,998

Patterson Cos., Inc.		323	13,146

			134,949
Hotels, restaurants, and leisure (2.7%)

McDonald's Corp.		832	84,348

Starbucks Corp.		896	63,276

			147,624
Household products (1.7%)

Kimberly-Clark Corp.		730	81,943

Procter & Gamble Co. (The)		142	11,722

			93,665
Industrial conglomerates (2.4%)

3M Co.		105	14,604

Danaher Corp.		889	65,235

General Electric Co.		943	25,357

Roper Industries, Inc.		191	26,539

			131,735
Insurance (9.1%)

ACE, Ltd.		484	49,523

Alleghany Corp.(NON)		47	19,175

Allied World Assurance Co. Holdings AG		231	24,876

Aon PLC		575	48,806

Arch Capital Group, Ltd.(NON)		421	24,132

Aspen Insurance Holdings, Ltd.		320	14,650

Axis Capital Holdings, Ltd.		404	18,483

Chubb Corp. (The)		749	68,968

Everest Re Group, Ltd.		159	25,127

PartnerRe, Ltd.		199	20,975

ProAssurance Corp.		480	21,802

RenaissanceRe Holdings, Ltd.		276	27,934

Travelers Cos., Inc. (The)		857	77,627

Validus Holdings, Ltd.		654	24,244

W.R. Berkley Corp.		627	27,738

			494,060
Internet and catalog retail (1.1%)

Priceline Group, Inc. (The)(NON)		52	60,203

			60,203
Internet software and services (3.0%)

Google, Inc. Class A(NON)		132	70,604

Google, Inc. Class C(NON)		132	69,519

VeriSign, Inc.(NON)		491	23,165

			163,288
IT Services (5.2%)

Accenture PLC Class A		322	25,831

Amdocs, Ltd.		634	29,500

Automatic Data Processing, Inc.		884	68,917

Broadridge Financial Solutions, Inc.		601	23,042

DST Systems, Inc.		236	21,757

Gartner, Inc.(NON)		389	26,818

MasterCard, Inc. Class A		1,195	87,892

			283,757
Media (2.4%)

Madison Square Garden Co. (The) Class A(NON)		148	8,081

Omnicom Group, Inc.		361	24,432

Scripps Networks Interactive Class A		137	10,285

Thomson Reuters Corp. (Canada)		560	20,261

Viacom, Inc. Class B		771	65,520

			128,579
Multi-utilities (0.9%)

CMS Energy Corp.		439	13,306

PG&E Corp.		737	33,592

			46,898
Multiline retail (1.4%)

Dillards, Inc. Class A		72	7,051

Dollar Tree, Inc.(NON)		336	17,496

Target Corp.		817	50,450

			74,997
Oil, gas, and consumable fuels (9.2%)

Chevron Corp.		963	120,876

ConocoPhillips		683	50,754

EQT Corp.		132	14,387

Exxon Mobil Corp.		1,764	180,647

Kinder Morgan, Inc.		493	16,101

Occidental Petroleum Corp.		456	43,662

Phillips 66		378	31,457

Spectra Energy Corp.		483	19,180

Williams Cos., Inc. (The)		484	20,410

			497,474
Pharmaceuticals (9.5%)

AbbVie, Inc.		429	22,342

Eli Lilly & Co.		971	57,386

Forest Laboratories, Inc.(NON)		396	36,396

Johnson & Johnson		1,394	141,198

Merck & Co., Inc.		2,029	118,818

Perrigo Co. PLC		140	20,280

Pfizer, Inc.		3,721	116,393

			512,813
Professional services (0.7%)

Equinix, Inc.		261	18,481

Verisk Analytics, Inc. Class A(NON)		306	18,388

			36,869
Real estate investment trusts (REITs) (2.4%)

Public Storage(R)		424	74,416

Simon Property Group, Inc.(R)		338	58,542

			132,958
Road and rail (1.6%)

Union Pacific Corp.		460	87,598

			87,598
Semiconductors and semiconductor equipment (0.6%)

Maxim Integrated Products, Inc.		997	32,343

			32,343
Software (5.5%)

FactSet Research Systems, Inc.		209	22,259

Intuit, Inc.		633	47,950

MICROS Systems, Inc.(NON)		416	21,424

Microsoft Corp.		3,099	125,200

Oracle Corp.		1,395	57,028

Synopsys, Inc.(NON)		657	24,716

			298,577
Specialty retail (3.6%)

Aaron's, Inc.		233	6,867

Advance Auto Parts, Inc.		110	13,342

AutoZone, Inc.(NON)		45	24,025

Bed Bath & Beyond, Inc.(NON)		313	19,447

Home Depot, Inc. (The)		1,077	85,632

Lowe's Cos., Inc.		449	20,614

PetSmart, Inc.		176	11,912

TJX Cos., Inc. (The)		216	12,567

			194,406
Technology hardware, storage, and peripherals (3.0%)

Apple, Inc.		277	163,455

			163,455
Textiles, apparel, and luxury goods (0.8%)

VF Corp.		682	41,663

			41,663
Tobacco (3.2%)

Altria Group, Inc.		2,577	103,363

Lorillard, Inc.		1,156	68,690

			172,053
Trading companies and distributors (0.4%)

MRC Global, Inc.(NON)		277	8,086

MSC Industrial Direct Co., Inc. Class A		136	12,384

			20,470
Wireless telecommunication services (0.3%)

SBA Communications Corp. Class A(NON)		185	16,606

			16,606

Total common stocks (cost $4,693,429)			$5,200,519

PURCHASED OPTIONS OUTSTANDING (2.1%)(a)
	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Nov-14/$155.00	$5,840	$8,311

SPDR S&P 500 ETF Trust (Put)	Apr-15/164.00	6,342	30,246

SPDR S&P 500 ETF Trust (Put)	Mar-15/164.00	6,042	26,156

SPDR S&P 500 ETF Trust (Put)	Feb-15/163.00	5,548	19,787

SPDR S&P 500 ETF Trust (Put)	Jan-15/162.00	5,707	16,860

SPDR S&P 500 ETF Trust (Put)	Dec-14/158.00	5,842	11,965

Total purchased options outstanding (cost $186,156)			$113,325

SHORT-TERM INVESTMENTS (5.0%)(a)
		Shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)		160,780	$160,780

SSgA Prime Money Market Fund zero %(P)		110,000	110,000

Total short-term investments (cost $270,780)			$270,780

TOTAL INVESTMENTS

Total investments (cost $5,150,365)(b)			$5,584,624

WRITTEN OPTIONS OUTSTANDING at 4/30/14 (premiums $11,973) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	May-14/$194.00	$12,040	$3,311
SPDR S&P 500 ETF Trust (Call)	May-14/191.50	3,011	1,903
SPDR S&P 500 ETF Trust (Call)	May-14/192.00	14,262	5,044
SPDR S&P 500 ETF Trust (Call)	May-14/188.50	3,131	3,976
SPDR S&P 500 ETF Trust (Call)	May-14/192.00	2,622	34

Total			$14,268

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
baskets	12,218	$—	3/18/15	(3 month USD-LIBOR-BBA plus 28 bp)	A basket (DBPTNLVE) of common stocks	$14,343

Total		$—	$14,343

Key to holding's abbreviations
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2013 through April 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $5,421,032.
(b)	The aggregate identified cost on a tax basis is $5,151,625, resulting in gross unrealized appreciation and depreciation of $543,981 and $110,982, respectively, or net unrealized appreciation of $432,999.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$261,455	$1,203,198	$1,303,873	$135	$160,780
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $14,306 to cover certain derivatives contracts.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to generate additional income for the portfolio and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums are factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $4,054 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$647,472	$—	$—
Consumer staples	494,072	—	—
Energy	504,261	—	—
Financials	882,914	—	—
Health care	682,863	—	—
Industrials	587,998	—	—
Information technology	941,420	—	—
Materials	194,095	—	—
Telecommunication services	107,215	—	—
Utilities	158,209	—	—
Total common stocks	5,200,519	—	—
Purchased options outstanding	$—	$113,325	$—
Short-term investments	270,780	—	—

Totals by level	$5,471,299	$113,325	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(14,268)	$—
Total return swap contracts	—	14,343	—

Totals by level	$—	$75	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$127,668	$14,268

Total	$127,668	$14,268

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$32,000
Written equity option contracts (contract amount)		$32,000
OTC total return swap contracts (notional)		$1,300,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.
		Bank of America N.A.	Deutsche Bank AG	Total

	Assets:
	OTC Total return swap contracts*#	$—	$14,343	$14,343
	Purchased options#	8,311	105,014	113,325

	Total Assets	$8,311	$119,357	$127,668

	Liabilities:
	OTC Total return swap contracts*#	—	—	—
	Written options#	12,365	1,903	14,268

	Total Liabilities	$12,365	$1,903	$14,268

	Total Financial and Derivative Net Assets	$(4,054)	$117,454	$113,400
	Total collateral received (pledged)##†	$—	$110,000	$110,000
	Net amount	$(4,054)	$7,454	$3,400

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 26, 2014